Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Increase (Decrease) in Fair Value Due to MTM and Foreign Exchange

Increase (decrease) in fair value due to MTM and foreign exchange	December 31, 2025	December 31, 2024
Long-term investment - Forsee Power	$(559)	$(12,699)
Long-term investment - Wisdom Motor	(1,900)	(2,200)
Long-term investment - Quantron AG	—	(4,401)
Long-term investment - HyCap Fund	1,960	5,084
Long-term investment - Clean H2 Fund	2,465	(360)
Long-term investment - Templewater Fund	(223)	(212)
Increase (decrease) in fair value of investments	$1,743	$(14,788)

Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following exchange rates applied during the year ended December 31, 2025:

	$US to $1.00 CDN	$CDN to $1.00 US
January 1, 2025 Opening rate	$0.695	$1.439
December 31, 2025 Closing rate	$0.730	$1.369
Fiscal 2025 Average rate	$0.716	$1.398

Schedule of Movement in Allowance for Impairment in Respect of Trade Receivables and Contract Assets
The movement in the allowance for impairment in respect of trade receivables and contract assets during the year was as follows.

	December 31,	December 31,
Impairment loss allowance	2025	2024
Beginning balance	$500	$500
Net measurement of loss allowance	(300)	—
Ending balance	$200	$500